DEFERRED REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Rollforward of deferred revenue
A rollforward of current deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total current
	(In thousands)
Current deferred revenue, January 1, 2020	$18	$1,933	$2,860	$7,014	$1,630	$38	$13,493
Additions	2	483	2,123	1,547	396	9	4,560
Less revenue recognized	5	483	1,285	1,544	409	9	3,735

Current deferred revenue, March 31, 2020	$15	$1,933	$3,698	$7,017	$1,617	$38	$14,318

A rollforward of noncurrent deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2020	$3	$3,634	$7,589	$17,710	$9,575	$198	$38,709
Additions	425	3,522	3,263	1,304	382	—	8,896
Less reclassification to current deferred revenue	2	483	2,123	1,547	396	9	4,560

Noncurrent deferred revenue, March 31, 2020	$426	$6,673	$8,729	$17,467	$9,561	$189	$43,045

A rollforward of current deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total current
	(In thousands)
Current deferred revenue, January 1, 2018	$18	$1,017	$358	$7,038	$1,619	$38	$10,088
Additions	18	1,744	943	21,955	1,651	96	26,407
Less revenue recognized	18	1,347	562	21,377	1,628	96	25,028

Current deferred revenue, December 31, 2018	18	1,414	739	7,616	1,642	38	11,467
Additions	18	2,262	5,165	16,211	1,632	38	25,326
Less revenue recognized	18	1,743	3,044	16,813	1,644	38	23,300

Current deferred revenue, December 31, 2019	$18	$1,933	$2,860	$7,014	$1,630	$38	$13,493

A rollforward of noncurrent deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total noncurrent
	(In thousands)
Noncurrent deferred, revenue, January 1, 2018	$39	$4,215	$4,505	$18,219	$8,217	$333	$35,528
Additions	—	1,851	3,720	7,869	3,062	—	16,502
Less reclassification to current deferred revenue	18	1,673	941	8,146	1,651	97	12,526

Noncurrent deferred revenue, December 31, 2018	21	4,393	7,284	17,942	9,628	236	39,504
Additions	—	1,940	5,470	6,104	1,579	—	15,093
Less reclassification to current deferred revenue	18	2,699	5,165	6,336	1,632	38	15,888

Noncurrent deferred revenue, December 31, 2019	$3	$3,634	$7,589	$17,710	$9,575	$198	$38,709